Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Schedule Of Fair Value Of Derivative Financial Instruments

	Derivative Assets			Derivative Liabilties
	Fair Value			Fair Value
(Dollars in thousands)	Balance Sheet Location	December 31, 2011	December 31, 2010	Balance Sheet Location	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments under ASC 815:
Interest rate derivatives designated as Cash Flow Hedges	Other assets	$119	$—	Other liabilities	$11,032	$12,986

Derivatives not designed as hedging instruments under ASC 815:
Interest rate derivatives	Other assets	34,002	13,769	Other liabilities	33,892	14,226
Interest rate lock commitments	Other assets	4,307	396	Other liabilities	127	2,320
Forward commitments to sell mortgage loans	Other assets	179	4,505	Other liabilities	5,030	442

Total derivatives not designated as hedging instruments under ASC 815		$38,488	$18,670		$39,049	$16,988

Total derivatives		$38,607	$18,670		$50,081	$29,974

Schedule Of Interest Rate Swaps

	December 31, 2011
(Dollars in thousands) Maturity Date	Notional Amount	Fair Value Gain (Loss)
Interest Rate Swaps:
September 2013	50,000	(3,918)
September 2013	40,000	(3,206)
September 2016	50,000	(2,567)
October 2016	25,000	(1,341)

Total Interest Rate Swaps	165,000	(11,032)

Interest Rate Caps:
September 2014	20,000	40
September 2014	40,000	79

Total Interest Rate Caps	60,000	119

Total Cash Flow Hedges	$225,000	$(10,913)

Rollforward Of Amounts In Accumulated Other Comprehensive Income Related To Interest Rate Swaps Designated As Cash Flow Hedges

	December 31,
(Dollars in thousands)	2011	2010

Unrealized loss at beginning of period	$(13,323)	$(15,487)
Amount reclassified from accumulated other comprehensive income to interest expense on junior subordinated debentures	8,120	8,736
Amount of loss recognized in other comprehensive income	(6,430)	(6,572)

Unrealized loss at end of period	$(11,633)	$(13,323)

Summary Amounts Included In Consolidated Statement Of Income Related To Derivatives

(Dollars in thousands)		December 31,
Derivative	Location in income statement	2011	2010
Interest rate swaps and floors	Other income	$42	$(59)
Mortgage banking derivatives	Mortgage banking revenue	(1,301)	286
Covered call options	Fees from covered call options	13,570	2,235